STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - Varian Biopharmaceuticals [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total [Member]
Beginning balance, value at Dec. 31, 2019	$ 600		$ (21,484)	$ (20,884)
Beginning balance, shares at Dec. 31, 2019	6,000,000
Issuance of common stock	$ 2,400			2,400
Issuance of common stock shares	24,000,000
Net loss			(593,709)	(593,709)
Ending balance, value at Dec. 31, 2020	$ 3,000		(615,193)	(612,193)
Ending balance, shares at Dec. 31, 2020	30,000,000
Net loss			(354,963)	(354,963)
Ending balance, value at Mar. 31, 2021	$ 3,000		(970,156)	(967,156)
Ending balance, shares at Mar. 31, 2021	30,000,000
Beginning balance, value at Dec. 31, 2020	$ 3,000		(615,193)	(612,193)
Beginning balance, shares at Dec. 31, 2020	30,000,000
Net loss			(1,476,991)	(1,476,991)
Issuance of common stock for consulting agreement	$ 5			5
Issuance of common stock for consulting agreement shares	50,000
Repurchase of common stock	$ (26)			(26)
Repurchase of common stock shares	(262,816)
Vesting of restricted common stock for consulting agreement	$ 6			6
Vesting of restricted common stock for consulting agreement shares	58,333
Common stock issued in exchange for amounts due to parent	$ 173	864,265		864,438
Common stock issued in exchange for amounts due to parent shares	1,730,736
Ending balance, value at Dec. 31, 2021	$ 3,158	864,265	(2,092,184)	(1,224,761)
Ending balance, shares at Dec. 31, 2021	31,576,253
Net loss			(871,837)	(871,837)
Vesting of restricted common stock	$ 2			2
Vesting of restricted common stock, shares	25,000
Ending balance, value at Mar. 31, 2022	$ 3,160	$ 864,265	$ (2,964,021)	$ (2,096,596)
Ending balance, shares at Mar. 31, 2022	31,601,253